Convertible Promissory Notes (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Convertible Debt

As of December 31, 2016, convertible promissory notes, net of discount, consisted of the following (in thousands):

December 31, 2016
Principal	$5,500
Accrued interest	27
Unamortized discount	(2,664)

Convertible promissory notes, net of discount	$2,863